EQUITY PLANS AND SHARE-BASED COMPENSATION - Share-based Compensation Cost by Line Item (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based compensation cost	$ 21,000
Selling, general, administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based compensation cost	$ 21,000